EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 8, 2005 TO THE STATEMENTS OF ADDITIONAL

INFORMATION DATED MAY 1, 2004, AS REVISED OCTOBER 25, 2004, AND JULY 12, 2004

This Supplement updates the Appendix A to each of the above-referenced Statements of Additional Information of EQ Advisors Trust (the “Trust”). You may obtain additional copies of each Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with each Statement of Additional Information and retain it for future reference.

The purpose of this Supplement is to provide you with updated information with respect to Appendix A – Investment Strategies Summary for each of the Trust’s Portfolios.

APPENDIX A

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY

Portfolio	Asset-backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)	Options (exchange traded)
EQ/Alliance Common Stock	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Alliance Growth and Income	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Alliance Intermediate Government Securities	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	N	N	Y
EQ/Alliance International	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Alliance Premier Growth	N	Y	Y-5.0%	N	Y-20.0%	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Alliance Quality Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Alliance Small Cap Growth	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Bear Stearns Small Company Growth	N	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Bernstein Diversified Value	N	Y	Y-10.0%	Y-33.3%	Y	Y	Y	N	N	Y-10.0%	N	Y	N	N	Y	N	N	N
EQ/Enterprise Equity Income	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Calvert Socially Responsible	Y	Y	Y-33.3%	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Capital Guardian Growth	N	Y	Y-10.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	N	N	Y
EQ/Capital Guardian International	N	Y	Y-5.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Capital Guardian Research	N	Y	Y-5.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	N	N	Y
EQ/Capital Guardian U.S. Equity	N	Y	Y-5.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	N	N	Y
EQ/Enterprise High- Yield Bond	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Enterprise Capital Appreciation	Y	Y	Y	Y	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Deep Value	Y	Y	Y	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise International Growth	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Managed	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Enterprise Multi-Cap Growth	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Global Socially Responsive	N	Y	Y	N	N	Y	N	N	N	N	N	Y	Y	N	Y	Y	Y	Y

Portfolio	Asset-backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)	Options (exchange traded)
EQ/Equity 500 Index	N	N	Y	N	Y	Y	Y	Y	N	N	N	Y	N	N	N	N	N	Y
EQ/Evergreen Omega	N	Y	Y-33.3%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	N	N	Y
EQ/FI Mid Cap	N	Y	Y-33.3%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/FI Small/Mid Cap Value	N	Y	Y-33.3%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Mergers and Acquisitions	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Small Company Value	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/MONY Government Securities	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	N	Y	N	N	N	N
EQ/MONY Intermediate Term Bond	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	Y	Y	N	N	N	N
EQ/Janus Large Cap Growth Portfolio	Y	Y	Y-25.0%	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/J. P. Morgan Core Bond	Y	Y	Y-30.0%	N	Y	Y	N	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/J. P. Morgan Value Opportunities	Y	Y	Y-10.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Lazard Small Cap Value	N	Y	Y-15.0%(E)	N	Y	Y	Y	N	N	Y	N	Y	Y	N	N	N	N	N
EQ/MONY Long Term Bond	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	Y	Y	N	N	N	N
EQ/Marsico Focus Portfolio	Y-5.0%	Y	Y-33.3%	N	Y	Y	Y	Y-5.0%	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Mercury Basic Value Equity	N	Y	Y-33.3%	N	Y	Y	N	N	N	Y-10.0%	N	Y	Y	N	Y	Y	Y	Y
EQ/Mercury International Value	N	Y	Y-10.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/MFS Emerging Growth Companies	N	Y	Y-33.3%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/MFS Investors Trust	N	Y	Y-10.0%	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Money Market	Y	Y	Y	N	Y	Y	Y	Y	N	Y	N	N	Y	N	N	N	N	N
EQ/Enterprise Growth	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/MONY Diversified	Y	Y	Y	N	Y	Y	N	N	Y	Y	Y	Y	N	Y	Y	Y	Y	N
EQ/MONY Equity Growth	Y	Y	Y	N	Y	Y	N	N	N	Y	N	Y	N	N	Y	Y	Y	N
EQ/MONY Equity Income	Y	Y	Y	N	Y	Y	N	N	N	Y	N	Y	N	N	Y	Y	Y	N
EQ/MONY Money Market	Y	Y	Y	N	N	Y	Y	Y	Y	N	N	N	Y	N	N	N	N	N
EQ/Enterprise Total Return	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y
EQ/Enterprise Short Duration Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	N	Y	N	N	N	N	N

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Continued)

Portfolio	Asset-backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)	Options (exchange traded)
EQ/Small Company Index	Y	N	Y-33.3%	N	Y	Y	N	N	N	N	N	Y	Y	N	N	N	N	Y
EQ/Enterprise Equity	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Growth and Income	Y	Y	Y	N	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Emerging Markets Equity	Y	Y	Y-33.3%	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y	Y
EQ/Wells Fargo Small Company Growth	N	Y	Y-33.3%	Y	Y	Y	N	N	N	Y	N	Y	Y	N	N	N	N	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Fixed Income	Non-Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/Alliance Common Stock	Y	Y	Y	N	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Alliance Growth and Income	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y-30%	Y	Y	N	N	Y	Y
EQ/Alliance Intermediate Government Securities	N	N	N	N	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Alliance International	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Alliance Premier Growth	Y	Y	Y-20%	N	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Alliance Quality Bond	Y	Y	Y	N	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	Y	N	Y	Y
EQ/Alliance Small Cap Growth	Y	Y	Y-20%	N	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Bear Stearns Small Company Growth	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Bernstein Diversified Value	N	Y	Y-10%	N	Y	N	Y-10%	Y	Y	Y	N	Y	Y	N	N	N	N
EQ/Enterprise Equity Income	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Calvert Socially Responsible	Y	Y	Y-10%	N	Y	Y-5%	Y-15%	Y	Y	Y	Y-20%	N	N	N	Y	Y	Y
EQ/Capital Guardian Growth	N	N	Y	N	Y	Y	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Capital Guardian International	Y	Y	Y	Y	Y	Y-10%	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Capital Guardian Research	N	N	Y-15%	N	Y	Y-10%	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Capital Guardian U.S. Equity	N	N	Y	N	Y	Y-10%	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Enterprise High Yield Bond	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	N	N	N	Y	Y
EQ/Enterprise Capital Appreciation	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Enterprise Deep Value	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Enterprise International Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Enterprise Managed	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Fixed Income	Non-Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/Enterprise Multi-Cap Growth	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Enterprise Global Socially Responsive	N	Y	Y	Y	N	N	Y-15%	Y	Y	N	N	N	N	N	N	Y	Y
EQ/Equity 500 Index	N	N	N	N	Y	Y	Y-15%	Y	Y	Y	N	Y	N	N	N	Y	N
EQ/Evergreen Omega	Y	Y	Y-25%	N	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/FI Mid Cap	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/FI Small/Mid Cap Value	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Enterprise Mergers and Acquisitions	Y	Y	Y	Y-5%	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Enterprise Small Company Value	Y	Y	Y	N	Y	N	Y-15%	Y	Y	N	Y	N	N	N	N	Y	Y
EQ/MONY Government Securities	N	N	N	N	Y	N	Y-15%	N	Y	Y	N	N	Y	N	Y	Y	Y
EQ/MONY Intermediate Term Bond	N	N	Y	Y	Y	N	Y-15%	Y	N	Y	N	Y	Y	N	Y	Y	Y
EQ/Janus Large Cap Growth Portfolio	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/J. P. Morgan Core Bond	Y	Y	Y-25%	N	Y	N	Y-15%	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/J. P. Morgan Value Opportunities	Y	Y	Y-20%	N	Y	Y	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Lazard Small Cap Value	N	N	Y	N	Y	N	Y-10%	Y	Y	Y	N	Y	Y	N	N	N	N
EQ/ MONY Long Term Bond	N	N	Y	Y	Y	Y	N	Y	N	Y	N	Y	Y	N	Y	Y	Y
EQ/Marsico Focus Portfolio	Y	Y	Y-25%	Y	Y	Y	Y-15%	Y	Y	Y	Y-5%	N	Y	N	N	Y	Y
EQ/Mercury Basic Value Equity	N	Y	Y	N	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Mercury International Value	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/MFS Emerging Growth Companies	Y	Y	Y-20%	N	Y	N	Y-15%	Y	Y	Y	Y-5%	N	N	N	N	Y	Y
EQ/MFS Investors Trust	N	N	Y-20%	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Money Market	N	N	Y-20%	N	Y	N	Y-10%	Y	Y	Y	N	N	Y	N	N	N	N
EQ/Enterprise Growth	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Concluded)

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Fixed Income	Non-Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/MONY Diversified	N	Y	Y	N	N	N	Y-15%	Y	Y	Y	Y	Y	N	N	N	Y	Y
EQ/MONY Equity Growth	N	N	Y	N	N	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/MONY Equity Income	N	N	Y	N	N	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/MONY Money Market	N	N	Y	Y	Y	N	Y-10%	Y	N	Y	N	Y	Y	N	Y	N	N
EQ/ Enterprise Total Return	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Enterprise Short Duration Bond	N	N	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	Y	Y	Y
EQ/Small Company Index	N	N	Y	N	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Enterprise Equity	Y	Y	Y	N	Y	N	Y-15%	Y	Y	N	Y	N	N	N	N	Y	Y
EQ/Enterprise Growth and Income	Y	Y	Y	N	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Enterprise Emerging Markets Equity	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Wells Fargo Small Company Growth	Y	Y	Y	N	Y	Y	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

Portfolio	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-box	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
EQ/Alliance Common Stock	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Alliance Growth and Income	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Alliance Intermediate Government Securities	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Alliance International	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Alliance Premier Growth	N	N	Y	Y	Y	N	Y-33.3%	Y	N	N	N	Y	Y	N
EQ/Alliance Quality Bond	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Alliance Small Cap Growth	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Bear Stearns Small Company Growth	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	N
EQ/Bernstein Diversified Value	N	N	Y	Y	Y	Y	Y-10.0%	Y	N	N	N	Y	Y	N
EQ/Enterprise Equity Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	N
EQ/Calvert Socially Responsible	N	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Capital Guardian Growth	Y	N	Y	Y	Y	N	Y-25%	N	Y	N	N	Y	Y	N
EQ/Capital Guardian International	Y	N	Y	Y	Y	N	Y-33.3%	N	Y	N	N	Y	Y	N
EQ/Capital Guardian Research	Y	N	Y	Y	Y	N	Y-33.3%	N	Y	N	N	Y	Y	N
EQ/Capital Guardian U.S. Equity	Y	N	Y	Y	Y	N	Y-33.3%	N	Y	N	N	Y	Y	N
EQ/Enterprise High Yield Bond	N	Y	Y	N	Y	N	Y	Y	N	N	Y	Y	Y	Y
EQ/Van Kampen Emerging Markets Equity	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Enterprise Capital Appreciation	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Enterprise Deep Value	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	N
EQ/Enterprise International Growth	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	N
EQ/Enterprise Managed	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Enterprise Multi-Cap Growth	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N
EQ/Enterprise Global Socially Responsive	Y	N	Y	N	Y	N	Y	Y	N	N	Y	Y	Y	N
EQ/Equity 500 Index	Y	Y	N	Y	N	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Evergreen Omega	N	N	Y	N	Y	Y	Y-33.3%	Y	Y	N	N	Y	Y	N
EQ/FI Mid Cap	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/FI Small/Mid Cap Value	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Enterprise Mergers and Acquisitions	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	N
EQ/Enterprise Small Company Value	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	N
EQ/MONY Government Securities	Y	Y	N	N	Y	Y	Y	N	N	N	Y	Y	N	Y
EQ/MONY Intermediate Term Bond	N	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/Janus Large Cap Growth Portfolio	Y	Y-10%	Y	Y	Y	Y	Y-25.0%	Y	Y	Y	Y	Y	Y	Y-10%
EQ/J.P. Morgan Core Bond	N	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y

Portfolio	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-box	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
EQ/J.P. Morgan Value Opportunities	Y	Y	Y	Y	Y	N	Y-25%	Y	Y	Y	Y	Y	Y	Y
EQ/Lazard Small Cap Value	N	N	Y	Y	Y	N	Y-10.0%	Y	Y	N	N	Y	Y	N
EQ/MONY Long Term Bond	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Marsico Focus Portfolio	Y	Y-5%	Y	Y	Y	Y	Y-25.0%	Y	Y	Y	Y	Y	Y	Y-5%
EQ/Mercury Basic Value Equity	N	N	Y	N	Y	N	Y-20.0%	Y	Y	N	N	Y	Y	N
EQ/Mercury International Value	Y	N	Y	Y	Y	N	Y-25.0%	Y	Y	Y	Y	Y	Y	N
EQ/MFS Emerging Growth Companies	N	Y	Y	Y	Y	N	Y-30.0%	Y	Y	N	N	Y	Y	Y
EQ/MFS Investors Trust	N	N	Y	Y	Y	N	Y-25.0%	Y	N	N	N	Y	Y	Y
EQ/Money Market	Y	Y	N	Y	Y	N	Y-50.0%	Y	Y	Y	N	Y	N	Y
EQ/Enterprise Growth	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	N
EQ/MONY Diversified	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	N	Y	N	N
EQ/MONY Equity Growth	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	N	Y	N	N
EQ/MONY Equity Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	N	Y	N	N
EQ/MONY Money Market	N	N	N	Y	Y	Y	Y	N	Y	Y	Y	Y	N	Y
EQ/Enterprise Total Return	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	N	Y	Y	Y
EQ/Enterprise Short Duration Bond	N	Y	Y	Y	Y	Y	Y-33.3%	N	Y	Y	Y	Y	Y	Y
EQ/Small Company Index	N	N	N	Y	Y	Y	Y-30.0%	Y	Y	Y	N	Y	Y	N
EQ/Enterprise Equity	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	N
EQ/Enterprise Growth and Income	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	N
EQ/Wells Fargo Small Company Growth	N	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)